Commitments - Contracts (Detail)	12 Months Ended
Dec. 31, 2022
Cargo contract one [member]
Summary of contract commitments [line items]
Port	Aratu [1]
Minimum movement in tons per years	900,000
Maturity	2022
Cargo contract two [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	250,000
Maturity	2027
Cargo contract three [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	400,000
Maturity	2029
Cargo contract four [member]
Summary of contract commitments [line items]
Port	Aratu
Minimum movement in tons per years	465,403
Maturity	2031
Cargo contract five [member]
Summary of contract commitments [line items]
Port	Itaqui
Minimum movement in tons per years	1,468,105
Maturity	2049

[1]	Contract in renovation phase with the competent organ.